Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Schedule of the Total Future Minimum Lease Payments

The total future minimum lease payments including the agreed property management fee under the non-cancellable operating lease with respect to the contractual obligations as of December 31, 2025 are payable as follows:

December 31, 2025
Within 1 year	$47
2 – 5 years	47
Total	$94